Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policy [Line Items]
Time Deposits, at Carrying Value	$ 35,684	$ 45,000
Cash, Restricted	105,500	73,000
Marketable Securities, Restricted	3,034	1,273
Advertising Expense	$ 15	$ 73	$ 59
Restricted Stock Units (Rsus) [Member]
Significant Accounting Policy [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			437,029
Ordinary Shares [Member]
Significant Accounting Policy [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			874,058
Patents [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Patents [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Technology [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Technology [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Customer Relationships [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Building [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Building Improvements [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Building Improvements [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	16 years
Machinery [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Machinery [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Research and Development [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Research and Development [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Office Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Office Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years